Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (8,351,651)	$ (4,924,617)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	143,859	185,803
Share-based compensation expense	880,789	634,082
Gain on fair value of liability classified warrants	(499,138)	(3,269,148)
Allowance for bad debt	362,176
Loss on disposal of fixed assets and patent abandonment		18,342
Changes in operating assets and liabilities:
Trade and other receivables	272,993	18,745
Related party receivable		62,064
Prepaid expenses	(142,310)	32,303
ROU and other assets	39,643	(3,991)
Accounts payable and accrued expenses	(15,741)	(36,991)
Accrued bonuses	135,686	(418,625)
Other current liabilities	(47,414)	11,490
Lease and other long term liabilities	(34,572)	(1,876)
Net cash used in operating activities	(7,255,680)	(7,692,419)
Cash flows from investing activities:
Maturity of short-term investments		5,000,000
Purchase of property and equipment		(1,714)
Net cash provided by investing activities		4,998,286
Cash flows from financing activities:
Net proceeds from the sale of common stock and warrants	6,552,842	1,828,000
Proceeds from warrant exercises	236
Proceeds from short-term note payable	414,320	349,578
Payments of short-term note payable	(377,893)	(363,345)
Net cash provided by (used in) financing activities	6,589,505	1,814,233
Effects of exchange rates on cash	(6,018)	(7,930)
Net increase in cash and cash equivalents	(672,193)	(887,830)
Cash and cash equivalents, beginning of period	5,787,110	6,674,940
Cash and cash equivalents, end of period	5,114,917	5,787,110
Cash paid for interest	$ 8,920	$ 7,698